SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On January 27, 2015, the Company waived the warrant to purchase 4,684,074 series C preferred shares of Travice Inc. (note 5) and received US$3 million in exchange for the waiver of the warrant. The gain of US$2.7 million arising from this transaction was recognized as other income in January 2015. In February 2015, Travice Inc. was merged with and into Xiaoju Science and Technology Limited, which developed and operates Didi mobile taxi and car hailing service provider. After the completion of such merger, the Company’s investment in Travice Inc. was exchanged to a minority stake in the surviving company Xiaoju Kuaizhi Inc.

In January 2015, the Company entered into a series of contractual arrangements with its PRC incorporated VIE Shanghai eHi Car Sharing Information Technology Co., Ltd., or eHi Car Sharing, and its shareholders. eHi Car Sharing is currently testing its new business initiative as an online platform for peer-to-peer car rental between private vehicle owners and individual customers, and is intended to apply the IPC license.

In January 2015, the Company entered into two short-term loan agreements with a bank for an aggregate principal amount of RMB100,000,000. These loans bear interest of 5.32% per annum, and are payable within one year from the borrowing date.

In January 2015, the Company entered into two long-term loan agreements with a bank for an aggregate principal amount of RMB90,779,780. These long-term loans bear interest of 6.6% per annum and the principals and interest are payable within three years from the borrowing date. Accounts receivable from one of the Company’s wholly-owned subsidiaries are pledged for these long-term borrowings.

In February 2015, the Company drew on the available loan facility of RMB97,000,000 (Note 7) from a bank. This short-term borrowing bears interest of 2.885% per annum, and the principal and interest are payable within one year from the borrowing date. This borrowing requires the Company to maintain a minimum balance of cash deposits as restricted cash.